RESTATEMENT	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
RESTATEMENT

2.2 RESTATEMENT

The Group has restated its Consolidated Financial Statements at December 31, 2022 and 2023 of consolidated balance sheets, consolidated statements of operations and comprehensive (loss)/income, changes in equity and cash flows for each of the two years in the period ended December 31, 2023.

The Group has amended the errors in the accounting treatment of convertible redeemable preferred shares to (i)increase the mezzanine equity of RMB1,006.0 million and decrease the shareholders’ equity of RMB1,006.0 million at December 31, 2022 and 2023 and (ii)to increase total other income, net after the reversal of fair value losses from convertible redeemable preferred shares for the year ended December, 2022. This correction has an impact on basic and diluted net loss per share for the year ended 2022 and diluted earnings per share for the year ended 2023.

The Group has amended the errors in the disclosure of (i)share-based compensation in the consolidated statements of operations and comprehensive (loss)/income and (ii)leases, leases prepaid payment and interest income in the consolidated statements of cash flows. This correction has no impact no impact on earnings per share and equity or net assets.

As a result, the Group has restated its Consolidated Financial Statements in accordance with ASC 250, Accounting Changes and Error Corrections. The impact of the restatement on the Consolidated Financial Statements as previously reported is summarized below:

	CONSOLIDATED BALANCE SHEETS
	As at December 31,
	2022 (as previously reported)	2022 (Restated)	Difference
	RMB	RMB	RMB
Mezzanine equity	-	1,006,048	1,006,048
Ordinary shares	230	149	(81)
Additional paid-in capital	1,479,963	226,278	(1,253,685)
Accumulated losses	(895,387)	(647,669)	247,718
Total Youlife International Holdings Inc. shareholders’ deficit	593,028	(413,020)	(1,006,048)
Total shareholders’ deficit	621,619	(384,429)	(1,006,048)

	As at December 31,
	2023 (as previously reported)	2023 (Restated)	Difference
	RMB	RMB	RMB
Mezzanine equity	-	1,006,048	1,006,048
Ordinary shares	230	149	(81)
Additional paid-in capital	1,431,232	177,547	(1,253,685)
Accumulated losses	(797,530)	(549,812)	247,718
Total Youlife International Holdings Inc. shareholders’ deficit	643,118	(362,930)	(1,006,048)
Total shareholders’ deficit	669,767	(336,281)	(1,006,048)

	CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
	As at December 31,
	2022 (as previously reported)	2022 (Restated)	Difference
	RMB	RMB	RMB
Ordinary shares	230	149	(81)
Additional paid-in capital	1,479,963	226,278	(1,253,685)
Accumulated losses	(895,387)	(647,669)	247,718
Total	593,028	(413,020)	(1,006,048)
Total deficit	621,619	(384,429)	(1,006,048)

	As at December 31,
	2023 (as previously reported)	2023 (Restated)	Difference
	RMB	RMB	RMB
Ordinary shares	230	149	(81)
Additional paid-in capital	1,431,232	177,547	(1,253,685)
Accumulated losses	(797,530)	(549,812)	247,718
Total	643,118	(362,930)	(1,006,048)
Total deficit	669,767	(336,281)	(1,006,048)

	CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME
	For the year ended December 31,
	2022 (as previously reported)	2022 (Restated)	Difference
	RMB	RMB	RMB
Total operating expenses	(275,825)	(296,636)	(20,811)
Total other income, net	(66,949)	96,947	163,896
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	-	(130,011)	(130,011)
Net (loss)/profit attribute to Youlife International Holdings Inc.	(236,608)	(223,534)	13,074
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.	(236,608)	(93,523)	143,085
Net (loss)/earnings per share:
Basic net (loss)/earnings per share	(0.68)	(0.99)	(0.31)
Diluted net (loss)/earnings per share	(0.68)	(0.99)	(0.31)
Shares used in net (loss)/earnings per share computation
Basic	346,606,485	224,986,014	(121,620,471)
Diluted	346,606,485	224,986,014	(121,620,471)

	For the year ended December 31,
	2023 (as previously reported)	2023 (Restated)	Difference
	RMB	RMB	RMB
Net (loss)/earnings per share:
Basic net (loss)/earnings per share	0.29	0.45	0.16
Diluted net (loss)/earnings per share	0.29	0.29	-
Shares used in net (loss)/earnings per share computation
Basic	342,756,528	221,777,718	(120,978,810)
Diluted	342,756,528	342,756,528	-

	CONSOLIDATED STATEMENTS OF CASH FLOWS
	For the year ended December 31,
	2022 (as previously reported)	2022 (Restated)	Difference
	RMB	RMB	RMB
Net profit/(loss)	(240,400)	(97,315)	143,085
Net (loss)/profit from continuing operations	(234,180)	(91,095)	143,085
Fair value losses from convertible redeemable preferred shares	143,085	-	(143,085)
Interest income	(5,155)	-	5,155
Finance costs	2,057	-	(2,057)
Increase in right-of-use assets	-	(20,120)	(20,120)
Decrease in lease liabilities	-	(7,358)	(7,358)
Net cash flows (used in) generated from operating activities from continuing operations	(52,772)	(77,152)	(24,380)
Total Net cash flows generated from operating activities	7,122	(17,258)	(24,380)
Prepaid lease payments prior to commencement of agreement	(20,120)	-	20,120
Interest income	5,155	-	(5,155)
Net cash flows used in investing activities from continuing operations	(61,939)	(46,974)	14,965
Total Net cash flows used in investing activities	(66,639)	(51,674)	14,965
Principal portion of lease payments	(7,358)	-	7,358
Interest portion of lease payments	(2,057)	-	2,057
Net cash flows used in financing activities from continuing operations	(50,136)	(40,721)	9,415
Total Net cash flows generated from (used in) financing activities	8,206	17,621	9,415

	For the year ended December 31,
	2023 (as previously reported)	2023 (Restated)	Difference
	RMB	RMB	RMB
Interest income	(127)	-	127
Finance costs	2,176	-	(2,176)
Increase in right-of-use assets	-	(1,091)	(1,091)
Decrease in lease liabilities	-	(8,105)	(8,105)
Net cash flows (used in) generated from operating activities from continuing operations	21,523	10,278	(11,245)
Total Net cash flows generated from operating activities	22,746	11,501	(11,245)
Prepaid lease payments prior to commencement of agreement	(1,091)	-	1,091
Interest income	127	-	(127)
Net cash flows used in investing activities from continuing operations	(20,061)	(19,097)	964
Total Net cash flows used in investing activities	(23,569)	(22,605)	964
Principal portion of lease payments	(8,105)	-	8,105
Interest portion of lease payments	(2,176)	-	2,176
Net cash flows used in financing activities from continuing operations	(126,949)	(116,668)	10,281
Total Net cash flows generated from (used in) financing activities	(242,119)	(231,838)	10,281